Nature of Operations (Details) - shares	Aug. 14, 2015	Aug. 02, 2001
MGD [Member]
Nature of Operations (Textual)
Percentage of ownership shares		99.90%
IPIC [Member]
Nature of Operations (Textual)
Percentage of ownership shares		100.00%
Snobar Holdings [Member] | Share Exchange Agreement [Member]
Nature of Operations (Textual)
Pacific ventures acquired percentage	100.00%
Exchange for restricted shares of pacific ventures' common stock	22,500,000
Issuing shares of pacific ventures restricted common stock to certain other persons	2,500,000